Inventories (Schedule of Inventories) (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Components		$ 55,598	$ 43,017
Work in process		20,038	13,951
Finished products	[1]	19,292	13,930
Total inventories		$ 94,928	$ 70,898

[1]	includes systems at customer locations not yet sold, as of December 31, 2023 and 2022, in the amount of $8,626 and $5,664 respectively.